Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	43,290,666	43,257,077
Common stock, shares outstanding	41,881,745	42,607,788
Treasury stock, shares	1,408,921	649,289